SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 10: - SUBSEQUENT EVENTS

During July and August 2026, the Company issued an additional 4,515,898 ordinary shares, under the ATM offering described in Note 1(c), at an average selling price of $0.542 per share, resulting in aggregate gross proceeds of approximately $2,450. During the same period, an additional 664 ordinary shares were issued upon the vesting of RSUs. As of August 31, 2026, the Company had 18,052,405 ordinary shares.